Other Assets and Other Liabilities - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended			6 Months Ended		12 Months Ended
	Aug. 10, 2018	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Total principal and interest				$ 4,513			$ 5,104
Interest expense		$ 5,114	$ 3,590	2,110	$ 8,898	$ 7,209	15,471	$ 27,457	$ 32,551
2017-18 Exchange Trusts Interest Commitment
Related Party Transaction [Line Items]
Percent of value of common units	30.00%
Interest expense				$ 500			3,600	$ 2,100	$ 2,300
2017-18 Exchange Trusts Interest Commitment | London Interbank Offered Rate (LIBOR)
Related Party Transaction [Line Items]
Basis spread	3.95%
9.0% Promissory Note
Related Party Transaction [Line Items]
Promissory notes, principal balance							$ 2,500
Interest rate							9.00%
18% Promissory Note
Related Party Transaction [Line Items]
Promissory notes, principal balance							$ 900
18% Promissory Note | Minimum
Related Party Transaction [Line Items]
Interest rate							18.00%
Related Party Promissory Note Receivable
Related Party Transaction [Line Items]
Interest rate per annum				0.50%			5.00%